Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Impairment loss recognised for the asset or cash-generating unit	$ 0	$ 0	$ 0
Lease commitments	$ 0	$ 2,298
Buildings
Disclosure Of Significant Accounting Policies [Line Items]
Operating leases lease term	3 years